Share-based payments - Schedule Of Reserve Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of the year	$ 64,280,247	$ 63,924,814	$ 43,023,258
Vesting and forfeiture of options	2,970	180,587	1,725,617
Vesting and forfeiture of DSUs	11,100,686	4,650,337	22,996,915
Vesting of RSUs	25,853,678	0	0
Option extension	0	0	657,800
DSU exercise	(2,733,328)	(400,000)	(1,666,668)
RSU exercise	(460,225)	0	0
Option exercise	(3,961,898)	(3,978,991)	0
Expired options	(566,620)	(96,500)	(2,812,108)
Balance, end of the year	$ 93,515,510	$ 64,280,247	$ 63,924,814